Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Solaicx [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The table below represents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from Solaicx based on an estimate of the fair value at the acquisition date.

In Millions
Allocation of the purchase price:
Cash and cash equivalents	$2.2
Other current assets	11.6
Property, plant and equipment, net	30.0
Goodwill	56.4
Intangible assets	21.0
Other noncurrent assets	0.4
Current liabilities	(12.2)
Long-term debt and capital lease obligations, excluding current portion	(1.3)
Other long-term liabilities	(6.4)
Total purchase price	$101.7

Schedule of Purchase Price Calculation	The purchase price was calculated as follows:

In Millions
Cash	$75.7
Contingent consideration	26.0
Total purchase price including estimated contingent consideration	$101.7

Business Acquisition, Pro Forma Information
The following table reflects the 2010 and 2009 unaudited pro forma operating results of MEMC as if the Solaicx acquisition had been completed as of the beginning of each respective period.

	For the year ended December 31,
	2010	2009
In Millions, except per share amounts
Net sales	$2,243.5	$1,168.3
Net income (loss) attributable to MEMC stockholders	$22.0	$(99.9)
Basic income (loss) per share	$0.10	$(0.45)
Diluted income (loss) per share	$0.10	$(0.45)

FRV US [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The table below represents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from FRV U.S. based on an estimate of the fair value at the acquisition date:

In Millions
Allocation of the purchase price:
Cash and cash equivalents	$1.8
Solar energy systems held for development	64.2
Other current assets	9.0
Property, plant and equipment, net	23.0
Goodwill	44.6
Intangible assets	115.5
Other noncurrent assets	50.2
Current liabilities	(3.4)
Short-term debt	(32.9)
Other long-term liabilities	(44.6)
Noncontrolling interests	(39.6)
Total purchase price	$187.8

SunEdison [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The table below represents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from SunEdison based on an estimate of the fair value at the acquisition date:

In Millions
Allocation of the purchase price:
Cash and cash equivalents	$0.8
Other current assets	106.4
Property, plant and equipment, net	325.6
Goodwill	285.3
Intangible assets	42.2
Other noncurrent assets	33.9
Current liabilities	(167.7)
Long-term debt and capital leases (excluding current portion)	(297.4)
Other long-term liabilities	(7.8)
Noncontrolling interests	(6.7)
Total purchase price	$314.6

Schedule of Purchase Price Calculation
The purchase price was calculated as follows:

In Millions
Cash and payables	$191.7
Shares of MEMC common stock (a)	45.9
Contingent consideration	77.0
Total purchase price including estimated contingent consideration	$314.6
____________________

(a)	The value was based upon the issuance of 3.8 million common shares and the closing price of MEMC’s common stock on November 20, 2009, the date of acquisition, of $12.08.

Business Acquisition, Pro Forma Information
The following table reflects the 2009 unaudited pro forma operating results of MEMC as if the SunEdison acquisition had been completed as of January 1, 2009.

For the year ended December 31, 2009
In Millions, except per share amounts
Net sales	$1,266.4
Net loss attributable to MEMC stockholders	$(94.5)
Basic loss per share	$(0.42)
Diluted loss per share	$(0.42)